Schedule of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Office equipment, furniture and fixtures, net	$ 394,090	$ 122,326
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Office equipment, furniture and fixtures	363,167	169,570
Less: accumulated depreciation and amortization	22,284	60,428
Office equipment, furniture and fixtures, net	$ 340,883	$ 109,142